Income Taxes 3 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Deferred tax assets:
Compensation liabilities not currently deductible	$ 33,506	$ 37,341
Expenses and reserves not currently deductible	6,131	6,151
Goodwill and intangibles	3,781	6,518
Net operating loss carryforwards (expiring in years 2027-2033)	432	444
Foreign tax credits (expiring in years 2018, 2020, 2021)	38	4,092
Other	569	480
Total deferred tax assets	44,457	55,026
Less: Valuation allowance	(11)	(157)
Deferred tax assets, net of valuation allowance	44,446	54,869
Deferred tax liabilities:
Inventories	(9,057)	(6,021)
Unremitted foreign earnings	(2,804)	(2,804)
Depreciation and differences in property bases	(11,460)	(11,602)
Total deferred tax liabilities	(23,321)	(20,427)
Net deferred tax assets	21,125	34,442
The net deferred tax asset is classified as follows:
Other current assets	6,315	12,189
Deferred tax assets (long-term)	21,026	26,424
Other liabilities	(6,216)	(4,171)
Net deferred tax assets	$ 21,125	$ 34,442